Employee benefits - Pension and Retirement Expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Person Plan Company Rate	Dec. 31, 2020 EUR (€) Rate	Dec. 31, 2019 EUR (€) Rate
Defined Benefit Plan Disclosure [Line Items]
Number of plans | Plan	1
Multi-employer plan cost | €	€ 161.7	€ 126.8	€ 96.6
Pension plans based on defined contribution & other plans | €	67.5	55.8	55.9
Pension and retirement expenses | €	€ 229.2	€ 182.6	€ 152.5
Netherlands Multiemployer Union Plan
Defined Benefit Plan Disclosure [Line Items]
Number of full time equivalent employees in multiemployer union plans | Person	15,414
Number of full time equivalent employees in multiemployer union plans (in percentage)	51.60%
Number of companies covered by multiemployer plan | Company	1,466
Number of employees covered | Person	167,768
Employer contributions percentage | Rate	27.60%	22.70%	22.70%
Employer contribution under CBA, percentage | Rate	13.60%	14.00%	11.70%
Multi-employer union plan expected contribution | €	€ 240.0
Multiemployer plan coverage ratio | Rate	107.90%	97.20%
Coverage ration (in percentage)	1.043	1.043
Coverage ration, expected (in percentage) | Rate	118.00%